Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Operating activities
Income for the period	$ 1,425	$ 23,098
Adjustments for:
Depreciation	2,493	2,826
Depreciation of deferred dry-docking costs	2,274	2,053
Payment of deferred dry-docking costs	(6,387)	(890)
Reversal of impairment	(4,400)	0
Provision for staff retirement indemnities	26	(5)
Gain on derivative financial instruments	(482)	(1,270)
Gain on sale of vessel	(71)	0
Interest expense and finance costs	1,880	815
Interest income	(922)	(8)
Foreign exchange losses/(gains), net	34	(54)
Trade receivables, net	(502)	(1,149)
Inventories	757	(554)
Prepayments and other assets	733	(1,246)
Insurance claims	0	(333)
Trade accounts payable	(1,238)	1,345
Accrued liabilities and other payables	390	(295)
Deferred revenue	(234)	(147)
Net cash (used in)/generated from operating activities	(4,224)	24,186
Cash flows from investing activities:
Net Proceeds from sale of vessel	13,694	0
Advance for vessel acquisition	(3,747)	(21,220)
Improvements	(133)	(176)
Purchases of office furniture and equipment	(31)	(7)
Interest received	922	8
Net cash generated from / (used in) investing activities	10,705	(21,395)
Cash flows from financing activities:
Repayment of long-term debt	(3,250)	(2,500)
Prepayment of long-term debt	(3,674)	0
Decrease/(Increase) in restricted cash	1,983	(1,008)
Repayment of lease liability	(158)	(123)
Interest paid	(981)	(735)
Net cash used in financing activities	(6,080)	(4,366)
Net increase/(decrease) in cash and cash equivalents	401	(1,575)
Cash and cash equivalents at the beginning of the period	52,833	45,213
Cash and cash equivalents at the end of the period	$ 53,234	$ 43,638